PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                              STRONG INCOME FUNDS

                              INSTITUTIONAL CLASS


                                STRONG BOND FUND

                           STRONG CORPORATE BOND FUND

                       STRONG GOVERNMENT SECURITIES FUND

                          STRONG SHORT-TERM BOND FUND


              Supplement to the Prospectus dated February 29, 2000



STRONG CORPORATE BOND FUND

Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the

co-managers of the Corporate Bond Fund.






             The date of this Prospectus Supplement is July 24, 2000.